SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - 401(k) Profit Sharing Plan	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared on the accrual basis of accounting.
Accounting Estimates

Accounting Estimates

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein and disclosures of contingent assets and liabilities. Actual results could differ from those estimates.

Valuation of Investments and Income Recognition

Valuation of Investments and Income Recognition

Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s Pension Committee determines the Plan’s valuation policies utilizing information provided by investment advisors, custodians, and insurance companies. See Note 6 for discussion of Fair Value Measurements.

Purchase and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation)

includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued interest. Interest income is recorded on an accrual basis. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded. Defaulted loans which resulted in a benefit payment from the Plan totaled $50,405 and $45,706 for the years ended December 31, 2025 and 2024, respectively.

Payment of Benefits	Payment of Benefits Benefit payments to participants are recorded when paid.
Excess Contributions Payable

Excess Contributions Payable

Amounts payable to participants for contributions in excess of amounts allowed by the Internal Revenue Service are recorded as a liability with a corresponding reduction to contributions. There were no excess contributions payable as of December 31, 2025 and 2024.

Administrative Expenses

Administrative Expenses

Certain administrative functions are performed by officers and employees of the Company. No such officer or employee receives compensation from the Plan. Certain other administrative expenses are paid directly by the Company. Such costs amounted to $174,749 and $127,009 for the years ended December 31, 2025 and 2024, respectively. A portion of these administrative expenses were paid to a related party for the years ended December 31, 2025 and 2024 which totaled $128,660 and $110,300, respectively.